Convertible Note	6 Months Ended
Sep. 30, 2023
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 11 – CONVERTIBLE NOTES

The Convertible Note 2022-1

On March 16, 2022, the Company entered into a securities purchase agreement with an institutional investor pursuant to which the Company issued an unsecured convertible promissory note with a 12-months maturity (the “Convertible Note 2022-1”) to the investor. The Convertible Note 2022-1 has the original principal amount of $2,804,848 including the original issue discount of $168,291 and the investor’s legal and other transaction costs of $20,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2022-1:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●

Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 12% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.30 per share.

In accounting for the issuance of the Convertible Note 2022-1 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2022-1 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $448,291. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2022-1 is 26.16%.

For the year ended March 31, 2023, the Company issued 4,748,930 ordinary shares with a fair value of $2,906,511 for principal and interest settlement of the Convertible Note 2022-1.

The Convertible Note 2022-2

On December 19, 2022, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on December 19, 2022 in the original principal amount of $1,595,000 (the “Convertible Note 2022-2”), convertible into ordinary shares, $0.08 par value per share, of the Company for $1,500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2022-2:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●

Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●

Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is lower of (i) the Lender Conversion Price which is initially $0.60 and (ii) 80% of the average of the lowest VWAP during the fifteen (15) trading days immediately preceding the redemption notice is delivered.

In accounting for the issuance of the Convertible Note 2022-2 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2022-2 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $220,035. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2022-2 is 20.56%.

The Convertible Note 2023

On March 7, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on March 7, 2023 in the original principal amount of $2,126,667 (the “Convertible Note 2023”), convertible into ordinary shares, $0.08 par value per share, of the Company for $2,000,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2023:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●

Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●

Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is lower of (i) the Lender Conversion Price which is initially $0.60 and (ii) 80% of the average of the lowest VWAP during the fifteen (15) trading days immediately preceding the redemption notice is delivered.

In accounting for the issuance of the Convertible Note 2023 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2023 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $211,702. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2023 is 16.26%.

For the year ended March 31, 2023, the Company issued 987,881 ordinary shares with a fair value of $225,000 for principal and interest partial settlement of the Convertible Note 2023.

For the six months ended September 30, 2023, the Company issued 6,762,138 ordinary shares with a fair value of $945,000 for principal and interest partial settlement of the Convertible Note 2023.

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2023 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(52,858)	$1,542,142
Convertible Note – 2023	986,061	(32,019)	954,042
Total	$2,581,061	$(84,877)	$2,496,184

Net carrying amount of the liability component Convertible Notes dated as of March 31, 2023 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(163,967)	$1,431,033
Convertible Note – 2023	1,902,639	(176,180)	1,726,459
Total	$3,497,639	(340,147)	$3,157,492

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2023 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	111,108	49,538	160,646
Convertible Note – 2023	101,600	65,198	166,798
Total	$212,708	$114,736	$327,444

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2022 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-1	$311,642	$72,880	$384,522